Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	152,905
Maximum Aggregate Offering Price	$ 7,644,986.25
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 442.75
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), BXP, Inc. ("BXP") common stock offered hereby shall be deemed to cover additional securities to be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include 152,905 shares of BXP common stock that had been previously registered pursuant to the combined registration statement of BXP and Boston Properties Limited Partnership ("BPLP") on Form S-3 filed on May 17, 2023 (Registration No. 333-272012) (the "2023 Combined Shelf") and were not sold thereunder. The 152,905 shares of unsold common stock were originally registered on BXP's registration statement on Form S-3 filed on November 12, 2008 (Registration No. 333-155309), which we refer to as the "2008 BXP Registration Statement," relating to prospectus supplements filed pursuant to Rule 424(b)(2) on April 1, 2011 and May 12, 2009. The registration fees with respect to such securities, totaling $442.75, were previously paid in connection with the filing of the prospectus supplements relating to such securities and were carried forward to the combined registration statement of BXP and BPLP on Form S-3 filed on March 6, 2026 (Registration Statement No. 333-294080) (the "2026 Combined Shelf") to which this prospectus supplement relates, and will be applied to the securities registered pursuant to this prospectus supplement. Pursuant to Rule 415(a)(6), the offerings of the unsold securities registered under the 2023 Combined Shelf were deemed terminated as of the date of effectiveness of the 2026 Combined Shelf. The securities originally registered under the 2008 BXP Registration Statement were carried forward pursuant to Rule 415(a)(6) from the 2008 BXP Registration Statement to the combined registration statement of BXP and BPLP on Form S-3 filed on August 9, 2011 (Registration No. 333-176157), the combined registration statement of BXP and BPLP on Form S-3 filed on June 3, 2014 (Registration No. 333-196491), the combined registration statement of BXP and BPLP on Form S-3 filed on June 2, 2017 (Registration No. 333-218460), the combined registration statement of BXP and BPLP on Form S-3 filed May 22, 2020 (Registration No. 333-238607) and the 2023 Combined Shelf.